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                         151 Farmington Avenue             LINDA T. TUDAN
                         Hartford, CT  06156               Prospectus Unit
                                                           Products Group, TS41
                                                           860-273-0437
                                                           Fax: 860-273-3004



December 5, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


RE:  AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY
     ACCOUNT C --
     FILE NO. 33-75964, 811-2513

     PROSPECTUS TITLE:  AETNAPLUS - GROUP AND INDIVIDUAL DEFERRED VARIABLE
          ANNUITY CONTRACTS FOR TAX-DEFERRED ANNUITY PLANS (SECTION 403(b)) AND DEFINED CONTRIBUTION PLANS (SECTION 401(a))


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Supplement contained in Post-Effective Amendment No. 11 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on November 27, 1996, to become effective December 2, 1996. In addition, the text of the Prospectus and Statement of Additional Information has not changed since such filing; therefore, in reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-0437.

Sincerely,


/s/ Linda T. Tudan

Linda T. Tudan
Prospectus Unit